Investment Strategy - Defiance Robotics Actuators ETF	Sep. 12, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund uses a “passive management” (or indexing) approach to track the total return performance, before fees and expenses, of the Index.
MarketVector™ Humanoid Actuator Index
The Index is a thematic index designed to track the performance of companies that are primarily involved in the design, development, manufacturing, and supply of actuator systems and precision motion components used in humanoid robotics and advanced automation applications. The Index is owned and administered by MarketVector Indexes GmbH (the “Index Provider”). The Index is calculated and published by Solactive AG (the “Calculation Agent”).
The Index is comprised of U.S. and non-U.S. companies that derive at least 50% of their revenues from the design, development, manufacturing, or supply of actuator systems, motion control components, and related technologies that enable articulated movement in humanoid robots, collaborative robots (“cobots”), and next-generation automation systems (“Robotics Actuator Companies”). Robotics Actuator Companies include, but are not limited to, companies engaged in the following activities:
•Development and manufacturing of servo motors (i.e., electric motors that can be precisely controlled in terms of speed and the amount of force applied–e.g., they help control a robot’s movements, such as bending an elbow or rotating a shoulder), harmonic drives (i.e., gear systems that control the turning force of a motor and reduce its speed–e.g., they are commonly used for joint actuators in robotic industrial arms and humanoid robots), and cycloidal reducers (i.e., a type of gear system that reduces motor speed–e.g., they are used for handling heavy loads and absorbing shocks),
•Manufacturing of ball screws, linear actuators, and electromechanical drive systems,
•Supply of motion control components, including controllers, encoders, and feedback systems,
•Design and production of high-precision bearings, couplings, and rotary/linear motion assemblies (excludes automotive end market),
•Manufacturing of micro-actuation and electromechanical systems specifically used in precision motion and robotic articulation,
•Production of integrated actuator modules and subsystems used in robotics platforms,
•Humanoid and consumer robot systems, and/or
•Supply of components enabling multi-axis movement and human-like kinematics in robotic systems.
To be eligible for inclusion in the Index, securities must have: (i) a free-float of at least 10%, (ii) full market capitalization exceeding $150 million, (iii) a three-month average daily trading volume of at least $1 million at the current quarter and at the previous two quarters, and (iv) at least 250,000 shares traded per month over the last six months at the current quarter and at the previous two quarters. With respect to securities that are already Index constituents, to remain eligible for inclusion in the Index at future rebalances, such securities must have: (i) a free-float of at least 5%, (ii) a full market capitalization exceeding $75 million, (iii) a three-month average daily trading volume of at least $200,000 for at least two of the latest three quarters, among other trading volume criteria, and (iv) either a three-month average daily trading volume of at least $600,000 at the current quarter or at one of the previous two quarters, or at least 200,000 shares traded per month over the last six months at the current quarter or at one of the previous two quarter. The Index may also include initial public offerings (“IPOs”) and companies derived from special purpose acquisition companies (“SPACs”), but the Index will exclude limited partnerships.
At the time of each Index rebalance and reconstitution, Robotics Actuator Companies in the eligible universe are ranked by free-float market capitalization. The Index maintains a minimum of 25 constituents. The Index will be weighted according to a modified float-adjusted market cap weighting strategy. The maximum weight for any single Index constituent is 8%. At the Index rebalance, if a security’s weight exceeds the maximum weight, its weight will be reduced to the maximum weight and the excess weight will be redistributed among all other uncapped Index constituents equally. This process is repeated until no security has a weight exceeding the maximum weight.
As of August 24, 2026, the Index had 25 constituents, 20 of which were listed on a non-U.S. exchange. As of August 24, 2026, the Index had significant exposure to companies domiciled in Japan and China, including China A-Shares available through the Stock Connect Program. The Index’s geographic exposure may change significantly with each reconstitution or based on market movements in between reconstitutions.
The Index is reconstituted and rebalanced quarterly after the market close on the third Friday of March, June, September, and December each year based on data as of market close of the last business day of the month prior to the rebalancing month.
The Index was established on December 31, 2020 and became operational on July 31, 2026, and is owned by the Index Provider. The Fund’s Index Provider is not affiliated with the Fund’s adviser, sub-adviser, administrator, or distributor.
The Fund’s Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Robotics Actuator Companies (as defined above).
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of August 24, 2026, the Index was concentrated in the Machinery industry and had significant exposure to the Industrials sector.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Robotics Actuator Companies (as defined above).
Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.